Stockholders’ Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of Stock Warrants	The following table summarizes our warrants outstanding as of the dates presented:
	Exercise Price	Expiration Date	Balance as of December 31, 2021	Issued	Exercised	Expired	Balance as of December 31, 2022
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Pre-funded Warrants(2)	$0.002	6/29/2027	—	14,095,400	(14,095,400)	—	—
Common Warrants(3)	$4.60	6/29/2027	—	43,478,261	—	—	43,478,261
Underwriter Warrants(3)	$4.60	6/29/2027	—	2,173,913	—	—	2,173,913
			5,813,804	59,747,574	(14,095,400)	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      A total of 14,095,400 Pre-funded Warrants were issued and exercised in exchange for 704,770 shares of Common Stock.

(3)      The Common Warrants and Underwriter Warrants are exercisable for a combined amount of 2,282,609 shares of Common Stock at $4.60 per share or a ratio of 20 warrants for one share of Common Stock.

Schedule of Warrants Outstanding	The following table summarizes our warrants outstanding as of the dates presented:
	Exercise Price	Expiration Date	Balance as of December 31, 2022	Issued	Exercised	Expired	Balance as of September 30, 2023
2019 Public Warrants(1)	$230.00	6/19/2024	5,813,804	—	—	—	5,813,804
2022 Unit Offering
Common Warrants(2)	$0.37	6/29/2027	43,478,261	—	—	—	43,478,261
Underwriter Warrants(2)	$0.37	6/29/2027	2,173,913	—	—	—	2,173,913
			51,465,978	—	—	—	51,465,978

(1)      The 2019 Public Warrants are exercisable for 290,690 shares of Common Stock at $230.00 per share or a ratio of 20 warrants for one share of Common Stock.

(2)      In connection with the PIPE Investment, the exercise price of the Common Warrants and Underwriter Warrants was reduced from $0.88 per shares to $0.37 per share and are exercisable for a combined amount of 2,282,609 shares of Common Stock at $0.37 per share or a ratio of 20 warrants for one share of Common Stock.